STOCK WARRANTS (Details) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding beginning balance	1,285,111	0
Number of shares, Issued	265,048	1,285,111
Number of shares, Expired	0	0
Number of shares, Forfeited	0	0
Number of shares, Outstanding ending balance	1,550,159	1,285,111
Weighted Average Exercise Price, Outstanding beginning balance	$ 4.7	$ 0
Weighted Average Exercise Price, Issued	5.8	4.70
Weighted Average Exercise Price, Expired	0	0
Weighted Average Exercise Price, Forfeited	0	0
Weighted Average Exercise Price, Outstanding ending balance	$ 4.89	$ 4.7
Weighted Average Remaining Contractual Term, Issued (Years)		2 years 10 months 24 days
Weighted Average Remaining Contractual Term (Years)	2 years 8 months 8 days	2 years 10 months 24 days